FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Derivatives outstanding by type of contract, classified (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Current assets	R$ 2,676,526	R$ 3,048,493
Non-current assets	1,753,928	1,825,256
Current liabilities	(578,763)	(667,681)
Non-current liabilities	(1,857,309)	(4,179,114)
Total, net	R$ 1,994,382	R$ 26,954